Offerings	Dec. 20, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 11,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,722.38
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 75,000,000.00
Amount of Registration Fee	$ 11,482.50